Unaudited Condensed Consolidated Balance Sheets (Parentheticals)	Jun. 30, 2025 ¥ / shares shares	Dec. 31, 2024 ¥ / shares shares
Class A Ordinary Shares
Ordinary share, par value (in Dollars per share and Yuan Renminbi per share) | (per share)
Ordinary shares, issued	39,412,710	38,922,726
Ordinary shares, outstanding	39,412,710	38,922,726
Ordinary shares, authorized	Unlimited	Unlimited
Class B Ordinary Shares
Ordinary share, par value (in Dollars per share and Yuan Renminbi per share) | (per share)
Ordinary shares, issued	2,925,058	2,925,058
Ordinary shares, outstanding	2,925,058	2,925,058
Ordinary shares, authorized	Unlimited	Unlimited